FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt securities:
Government securities	£ 14,286	£ 13,098
Asset-backed securities:
Mortgage-backed securities	0	121
Other asset-backed securities	180	60
Asset-backed securities	27,401	24,330
Corporate and other debt securities	12,935	11,051
Total debt securities	5,405	5,544
Treasury and other bills	36	535
Total financial assets at fair value through other comprehensive income	27,603	25,092
Level 3 financial assets carried at fair value	248,385	234,467
Other | Sub-investment grade
Asset-backed securities:
Total debt securities	8	0
Level 3 financial assets carried at fair value	92	89
Other | Not rated
Asset-backed securities:
Total debt securities	40	14
Level 3 financial assets carried at fair value	141	0
Excluding equity share | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,286	13,098
Asset-backed securities:
Mortgage-backed securities	0	121
Other asset-backed securities	180	60
Asset-backed securities	180	181
Corporate and other debt securities	12,935	11,051
Total debt securities	27,401	24,330
Treasury and other bills	36	535
Total financial assets at fair value through other comprehensive income	27,437	24,865
Excluding equity share | Investment grade | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,267	13,084
Asset-backed securities:
Mortgage-backed securities	0	121
Other asset-backed securities	115	0
Asset-backed securities	115	121
Corporate and other debt securities	12,786	11,036
Total debt securities	27,168	24,241
Treasury and other bills	36	535
Total financial assets at fair value through other comprehensive income	27,204	24,776
Excluding equity share | Other | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	19	14
Asset-backed securities:
Mortgage-backed securities	0	0
Other asset-backed securities	65	60
Asset-backed securities	65	60
Corporate and other debt securities	149	15
Total debt securities	233	89
Treasury and other bills	0	0
Total financial assets at fair value through other comprehensive income	£ 233	£ 89